Loans - Acquired Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Credit impaired acquired loans:
Outstanding principal balance	$ 30,694	$ 60,554
Recorded investment	25,188	46,174
Discount, net	5,506	14,380
Other acquired loans:
Outstanding principal balance	775,709	1,162,068
Deferred fees, net	(174)	(162)
Recorded investment	771,104	1,150,938
Discount, net	4,431	10,968
Total acquired loans:
Outstanding principal balance	806,403	1,222,622
Deferred fees, net	(174)	(162)
Recorded investment	796,292	1,197,112
Discount, net	9,937	25,348
Changes in the accretable yield for credit impaired acquired loans
Beginning balance	966	685
Additions		(71)
Reclassifications from nonaccretable yield	3,233	563
Accretion	(1,655)	(211)
Balance at period end	$ 2,544	$ 966